Leases - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Beginning Balance	€ 46,369	€ 51,394
Depreciation charge for the year	(9,505)	(8,828)
Additions	25,150	3,845
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(851)	191
Ending Balance	€ 61,084	€ 46,369